Statement of Compliance	12 Months Ended
Apr. 30, 2012
Notes to Financial Statements
Statement of Compliance

2.	Statement of compliance

These consolidated financial statements of the Company and its subsidiaries, including comparatives, have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). As these consolidated financial statements represent the Company’s initial presentation of its annual operating results and year-end financial position under IFRS, they were prepared in accordance with IFRS 1 (First time Adoption of IFRS). The first date at which IFRS was applied was May 1, 2010. The policies set out below were consistently applied to all the periods presented unless otherwise noted below.

The Company’s consolidated financial statements were previously prepared in accordance with Canadian GAAP. Canadian GAAP differs in certain respects from IFRS. In preparing these consolidated financial statements, management has amended certain accounting, valuation and consolidation methods previously applied in the Canadian GAAP financial statements to comply with IFRS. The comparative figures for 2010 were restated to reflect these adjustments. Note 14 contains reconciliations and descriptions of the effect of the transition from Canadian GAAP to IFRS on equity, earnings and comprehensive income along with line-by-line reconciliations of the statement of financial position as at April 30, 2011 and May 1, 2010, and the statement of operations and comprehensive income for the year ended April 30, 2011. Subject to the transition elections, the Company has consistently applied the same accounting policies in the opening IFRS statement of financial position at May 1, 2010 and throughout the periods presented, as if these policies had always been in effect.

These consolidated financial statements were reviewed by the Audit Committee and approved and authorized for issue by the Board of Directors on August 28, 2012.